Expense Example - Nuveen Dividend Growth Fund - ETF Class	Jan. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	386
Expense Example, with Redemption, 10 Years	$ 901